Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Employee Benefit Plan
Employee Benefit Plan

Note 9:   Employee Benefit Plan

401(k) Plan

The Company sponsors a 401(k) plan for all eligible employees. The plan includes optional employee contributions as a percentage of eligible earnings, subject to Internal Revenue Service limitations. The Company matches up to 100% on the first 3% of participating employees’ contributions and 50% on each of the next 2% (up to a maximum of 4% when the participant contributes at least 5%). The Company’s matching contribution to this plan was $1.8 million and $2.0 million and $2.1 million for the years ended December 31, 2021, 2020 and 2019, respectively.